Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net loss for the period	$ (87,446)	$ (49,004)
Depletion and amortization	21,234	24,091
Income tax expense	4,623	679
Accretion on decommissioning provision	627	616
Share-based payments	12,063	1,454
Non-cash expenses from common shares issued	0	769
Provision on other long-term liabilities	(37)	(4)
Interest and financing expense	1,000	3,886
Net charges on post-employment benefit obligations	(720)	(946)
Inventory write-downs	3,670	1,299
Impairment to property, plant and equipment	10,400	0
Gain on disposal of assets	(967)	(18)
Loss on metals contract liabilities	46,347	10,183
Other loss (gain) on derivatives	(6,316)	164
Fair value loss on royalty payable	351	875
Cash flows from (used in) operations before changes in working capital	4,829	(5,956)
Changes in non-cash working capital items:
Trade and other receivables	(1,648)	2,382
Inventories	(3,459)	(3,346)
Prepaid expenses	334	(35)
Trade and other payables	(4,001)	3,887
Net cash generated from (used in) operating activities	(3,945)	(3,068)
Investing activities
Expenditures on property, plant and equipment	(69,240)	(18,850)
Proceeds from disposal of assets	998	0
Net cash used in investing activities	(68,242)	(18,850)
Financing activities
Glencore pre-payment facility	0
Net movements in pre-payment facility	(2,000)	(250)
Net movements in credit facility	(2,400)	9,372
Lease payments	(1,250)	(679)
Repayment of promissory notes	0	(4,275)
Equity offering, net	0	5,026
Non-brokered private placements, net	20,335	9,243
Private placement of subscription receipts, net	0	33,431
Bought deal private placement, net	126,899	0
Acquisition of non-controlling interests	0	(9,989)
Term loan facility, net	49,763	0
Metals contract liability	(18,233)	(8,079)
Royalty agreement	(360)	(2,061)
Derivative instruments	1,001	0
Proceeds from exercise of options and warrants	9,141	620
Contribution from non-controlling interests	0	2,762
Net cash generated from financing activities	182,896	35,121
Effect of foreign exchange rate changes on cash	(928)	4,738
Increase in cash and cash equivalents	109,781	17,941
Cash and cash equivalents, beginning of year	20,002	2,061
Cash and cash equivalents, end of year	129,783	20,002
Interest paid during the year	$ 4,630	$ 3,240